UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22021

                             The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of The Gabelli Healthcare & WellnessRx Trust (the “Fund”) was 6.2%, compared with a total return of 8.4% for the Standard & Poor’s (“S&P”) 500 Health Care Index. The total return for the Fund’s publicly traded shares was 7.4%. The Fund’s NAV per share was $11.41, while the price of the publicly traded shares closed at $10.00 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments, as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)					Since Inception (06/28/07)

	Quarter	1 Year	3 Year	5 Year
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	6.24%	3.00%	6.70%	13.43%	9.89%
Investment Total Return (c)	7.41	6.96	5.54	13.48	7.94
S&P 500 Health Care Index	8.37	11.59	10.12	16.65	10.03
S&P 500 Index	6.07	17.17	10.37	13.30	7.02
S&P 500 Consumer Staples Index	6.36	6.16	11.30	12.90	10.55
50% S&P 500 Health Care Index and 50% S&P 500 Consumer Staples Index	7.37	8.88	10.71	14.78	10.29
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. The Blended Index consists of a 50% blend of each of the S&P 500 Health Care Index and S&P 500 Consumer Staples Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.9%
	Beverages — 7.1%
60,000	China Mengniu Dairy Co. Ltd.	$124,300
52,000	Danone SA	3,537,007
40,000	Dr Pepper Snapple Group Inc.	3,916,800
26,000	ITO EN Ltd.	949,340
29,000	Massimo Zanetti Beverage Group SpA	240,537
15,000	Mead Johnson Nutrition Co.	1,336,200
35,000	Morinaga Milk Industry Co. Ltd.	259,678
330,000	Parmalat SpA	1,079,370
20,000	PepsiCo Inc.	2,237,200
30,000	Suntory Beverage & Food Ltd.	1,263,810
50,000	The Coca-Cola Co.	2,122,000
53,000	The WhiteWave Foods Co.†	2,975,950
424,000	Vitasoy International Holdings Ltd.	842,380

		20,884,572

	Biotechnology — 4.4%
5,000	Agilent Technologies Inc.	264,350
1,000	Alexion Pharmaceuticals Inc.†	121,264
20,000	Amgen Inc.	3,281,400
25,000	Charles River Laboratories International Inc.†	2,248,750
4,000	Illumina Inc.†	682,560
5,000	Invitae Corp.†	55,300
30,000	Ligand Pharmaceuticals Inc.†	3,175,200
310,000	NeoGenomics Inc.†	2,445,900
600	Regeneron Pharmaceuticals Inc.†	232,506
24,000	Tetraphase Pharmaceuticals Inc.†	220,560
1,600	Waters Corp.†	250,096

		12,977,886

	Electronics — 1.8%
35,000	Thermo Fisher Scientific Inc.	5,376,000

	Food — 21.9%
15,000	Calavo Growers Inc.	909,000
35,000	Campbell Soup Co.	2,003,400
2,200	Chr. Hansen Holding A/S	141,207
115,000	Conagra Brands Inc.	4,639,100
25,000	Dean Foods Co.	491,500
67,500	Flowers Foods Inc.	1,310,175
82,000	General Mills Inc.	4,838,820
80,000	Inventure Foods Inc.†	353,600
5,400	John B Sanfilippo & Son Inc.	395,226
67,500	Kellogg Co.	4,901,175
35,000	Kerry Group plc, Cl. A	2,769,741
145,000	Kikkoman Corp.	4,330,594
38,333	Lamb Weston Holdings Inc.	1,612,300
68,000	Lifeway Foods Inc.†	729,640
23,000	Maple Leaf Foods Inc.	558,289
15,000	MEIJI Holdings Co. Ltd.	1,248,990
120,000	Mondelēz International Inc., Cl. A	5,169,600
53,000	Nestlé SA	4,066,341

Shares		Market Value

40,000	Pinnacle Foods Inc.	$2,314,800
50,000	Post Holdings Inc.†	4,376,000
50,000	Snyder’s-Lance Inc.	2,015,500
30,000	The Kraft Heinz Co.	2,724,300
15,000	The Hain Celestial Group Inc.†	558,000
27,000	The J.M. Smucker Co.	3,539,160
110,000	Tingyi (Cayman Islands) Holding Corp.	138,146
10,000	TreeHouse Foods Inc.†	846,600
75,000	Unilever plc, ADR	3,700,500
65,000	Yakult Honsha Co. Ltd.	3,608,192

		64,289,896

	Food and Staples Retailing — 8.3%
30,000	CST Brands Inc.	1,442,700
92,000	CVS Health Corp.	7,222,000
30,000	Ingles Markets Inc., Cl. A	1,294,500
350,000	Rite Aid Corp.†	1,487,500
10,000	Sprouts Farmers Market Inc.†	231,200
80,000	The Kroger Co.	2,359,200
109,000	United Natural Foods Inc.†	4,712,070
10,000	Walgreens Boots Alliance Inc.	830,500
163,000	Whole Foods Market Inc.	4,844,360

		24,424,030

	Health Care Equipment and Supplies — 14.0%
57,829	Baxter International Inc.	2,999,012
16,001	Becton, Dickinson and Co.	2,935,167
42,000	Boston Scientific Corp.†	1,044,540
55,000	Cardiovascular Systems Inc.†	1,555,125
51,694	CareDx Inc.†	72,372
18,000	Cutera Inc.†	372,600
29,000	Exactech Inc.†	730,800
45,000	Gerresheimer AG	3,563,976
21,000	Globus Medical Inc., Cl. A†	622,020
9,400	Henry Schein Inc.†	1,597,718
1,000	ICU Medical Inc.†	152,700
133,458	InfuSystems Holdings Inc.†	306,953
160,000	Integer Holdings Corp.†	6,432,000
3,000	K2M Group Holdings Inc.†	61,530
40,000	Lantheus Holdings Inc.†	500,000
20,000	Medtronic plc	1,611,200
12,000	NuVasive Inc.†	896,160
47,574	Orthofix International NV†	1,814,948
13,000	Patterson Cos., Inc.	587,990
5,000	Smith & Nephew plc, ADR	154,650
60,000	Sparton Corp.†	1,259,400
15,000	Stryker Corp.	1,974,750
76,424	SurModics Inc.†	1,837,997
20,000	The Cooper Companies Inc.	3,997,800
12,000	Zeltiq Aesthetics Inc.†	667,320
27,000	Zimmer Biomet Holdings Inc.	3,296,970

		41,045,698

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services — 16.7%
627,499	AdCare Health Systems Inc.†	$803,199
152,000	Alere Inc.†	6,038,960
40,000	AmerisourceBergen Corp.	3,540,000
10,000	Anthem Inc.	1,653,800
600	Chemed Corp.	109,614
20,000	Cigna Corp.	2,929,800
55,000	DaVita Inc.†	3,738,350
90,000	Envision Healthcare Corp.†	5,518,800
100,000	Evolent Health Inc., Cl. A†	2,230,000
15,000	Express Scripts Holding Co.†	988,650
70,000	HCA Holdings Inc.†	6,229,300
6,000	Humana Inc.	1,236,840
200,000	Kindred Healthcare Inc.	1,670,000
22,200	Laboratory Corp. of America Holdings†	3,185,091
15,000	McKesson Corp.	2,223,900
15,000	PAREXEL International Corp.†	946,650
5,000	Tenet Healthcare Corp.†	88,550
14,500	UnitedHealth Group Inc.	2,378,145
40,000	VCA Inc.†	3,660,000

		49,169,649

	Hotels and Gaming — 0.2%
8,800	Ryman Hospitality Properties Inc.	544,104

	Household and Personal Products — 4.5%
24,000	Avon Products Inc.†	105,600
44,000	Church & Dwight Co. Inc.	2,194,280
30,000	Colgate-Palmolive Co.	2,195,700
50,000	Coty Inc., Cl. A	906,500
45,000	Edgewell Personal Care Co.†	3,291,300
30,000	Energizer Holdings Inc.	1,672,500
25,000	Sally Beauty Holdings Inc.†	511,000
12,000	The Estee Lauder Companies Inc., Cl. A	1,017,480
13,000	The Procter & Gamble Co.	1,168,050

		13,062,410

	Pharmaceuticals — 15.5%
100,000	Abbott Laboratories	4,441,000
11,800	Achaogen Inc.†	297,714
20,000	Actelion Ltd.†	5,634,703
120,000	Akorn Inc.†	2,889,600
28,201	Allergan plc	6,737,778
942,000	BioScrip Inc.†	1,601,400
42,000	Bristol-Myers Squibb Co.	2,283,960
56,000	Cempra Inc.†	210,000
100,000	Depomed Inc.†	1,255,000
16,000	Endo International plc†	178,560
37,000	Johnson & Johnson	4,608,350
53,182	Juniper Pharmaceuticals Inc.†	252,616
55,000	Mallinckrodt plc†	2,451,350
50,000	Merck & Co. Inc.	3,177,000

Shares		Market Value

30,000	Mylan NV†	$1,169,700
1,000	Ophthotech Corp.†	3,660
68,000	Pfizer Inc.	2,326,280
12,000	Roche Holding AG, ADR	384,360
15,000	Shire plc, ADR	2,613,450
40,000	Teva Pharmaceutical Industries Ltd., ADR	1,283,600
30,000	Zoetis Inc.	1,601,100

		45,401,181

	Specialty Chemicals — 1.5%
32,800	International Flavors & Fragrances Inc.	4,346,984

	TOTAL COMMON STOCKS	281,522,410

	PREFERRED STOCKS — 0.0%
	Pharmaceuticals — 0.0%
146	BioScrip Inc., Zero Coupon†	8,931

	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc.†	94,902

	Health Care Equipment and Supplies — 0.0%
40,000	American Medical Alert Corp., CPR†	400
40,000	Durata Therapeutics Inc., CVR, expire 12/31/19†	0

		400

	TOTAL RIGHTS	95,302

	WARRANTS — 0.0%
	Pharmaceuticals — 0.0%
420	BioScrip Inc., Cl. A, expire 07/27/25†	188
420	BioScrip Inc., Cl. B, expire 07/27/25†	182

		370

	TOTAL WARRANTS	370

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.1%
$12,032,000	U.S. Treasury Bills, 0.495% to 0.716%††, 05/04/17 to 08/31/17	12,013,630

	TOTAL INVESTMENTS — 100.0% (Cost $221,977,474)	$293,640,643

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Market Value

Aggregate tax cost	$223,081,572

Gross unrealized appreciation	$83,419,069
Gross unrealized depreciation	(12,859,998)

Net unrealized appreciation/depreciation	$70,559,071

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments	Market Value

North America	80.9%	$237,742,234
Europe	14.1	41,318,031
Japan	4.0	11,660,604
Latin America	0.7	2,077,394
Asia/Pacific	0.3	842,380

Total Investments	100.0%	$293,640,643

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$281,522,410	—	—	$281,522,410
Preferred Stocks(a)	—	$ 8,931	—	8,931
Rights(a)	—	—	$95,302	95,302
Warrants(a)	—	370	—	370
U.S. Government Obligations	—	12,013,630	—	12,013,630

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$281,522,410	$12,022,931	$95,302	$293,640,643

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2017, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest without limit in restricted securities. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Jeffrey J. Jonas, CFA

Portfolio Manager,

Gabelli Funds, LLC

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Agnes Mullady

President

Joseph H. Egan

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Wayne C. Pinsent, CFA

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Joseph Egan
Joseph Egan, Principal Financial Officer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.